Accumulated other comprehensive losses (Details) - Schedule of accumulated other comprehensive losses - CNY (¥)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Accumulated Other Comprehensive Losses Abstract
Foreign currency translation adjustment, Balance Beginning	¥ (25,393,515)	¥ (18,456,546)
Foreign currency translation adjustment, Other comprehensive loss, net	18,747,601	(1,618,941)
Foreign currency translation adjustment, Balance Ending	¥ (6,645,914)	¥ (20,075,487)